Item 1. Schedule of Investments:
--------------------------------
Putnam International Growth & Income Fund

QUARTERLY PORTFOLIO HOLDINGS

9-30-04


Putnam International Growth & Income Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (unaudited)

Common stocks (98.9%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.8%)
-----------------------------------------------------------------------------------------------------------
        175,987  European Aeronautic Defense and Space
                 Co. (Netherlands)                                                               $4,661,472

Airlines (0.8%)
-----------------------------------------------------------------------------------------------------------
        396,800  Deutsche Lufthansa AG (Germany) (NON)                                            4,641,670

Automotive (6.6%)
-----------------------------------------------------------------------------------------------------------
         56,900  Bayerische Motoren Werke (BMW) AG
                 (Germany)                                                                        2,342,327
         49,800  Honda Motor Co., Ltd. (Japan)                                                    2,413,176
         68,460  Hyundai Motor Co., Ltd. (South Korea)                                            3,158,320
         43,900  Hyundai Motor, Co.  GDR 144A (South
                 Korea)                                                                           1,006,188
        662,000  Nissan Motor Co., Ltd. (Japan)                                                   7,208,711
        123,854  Peugeot SA (France)                                                              7,628,574
         80,531  Renault SA (France)                                                              6,585,224
        246,100  Toyota Motor Corp. (Japan)                                                       9,424,156
                                                                                              -------------
                                                                                                 39,766,676

Banking (18.5%)
-----------------------------------------------------------------------------------------------------------
        358,295  ABN AMRO Holdings NV (Netherlands)                                               8,137,783
        605,609  Allied Irish Banks PLC (Ireland)                                                10,152,611
         97,200  Banco Itau SA ADR (Brazil)                                                       5,394,600
      1,789,833  Barclays PLC (United Kingdom)                                                   17,163,228
        258,833  BNP Paribas SA (France)                                                         16,713,779
        121,000  Canadian Imperial Bank of Commerce
                 (Canada)                                                                         6,471,248
        104,700  Danske Bank A/S (Denmark)                                                        2,752,871
        380,000  DBS Group Holdings, Ltd. (Singapore)                                             3,611,953
      1,313,067  HSBC Holdings PLC (United Kingdom)                                              20,835,171
        307,000  Nordea AB (Sweden)                                                               2,509,893
        643,349  Royal Bank of Scotland Group PLC (United
                 Kingdom)                                                                        18,577,621
                                                                                              -------------
                                                                                                112,320,758

Basic Materials (0.6%)
-----------------------------------------------------------------------------------------------------------
         76,350  Compagnie de Saint Gobain (France)                                               3,918,556

Beverage (1.6%)
-----------------------------------------------------------------------------------------------------------
        757,743  Diageo PLC (United Kingdom)                                                      9,459,792

Chemicals (1.8%)
-----------------------------------------------------------------------------------------------------------
        118,900  BASF AG (Germany)                                                                6,983,846
         66,214  Ciba Specialty Chemicals AG
                 (Switzerland)                                                                    4,121,467
                                                                                              -------------
                                                                                                 11,105,313

Communications Equipment (2.1%)
-----------------------------------------------------------------------------------------------------------
        345,500  Nortel Networks Corp. (Canada) (NON)                                             1,168,687
      3,643,135  Telefonaktiebolaget LM Ericsson AB Class
                 B (Sweden) (NON)                                                                11,313,151
                                                                                              -------------
                                                                                                 12,481,838

Computers (0.7%)
-----------------------------------------------------------------------------------------------------------
        732,000  Hitachi, Ltd. (Japan)                                                            4,423,884

Conglomerates (1.2%)
-----------------------------------------------------------------------------------------------------------
        188,000  Mitsubishi Corp. (Japan)                                                         2,031,833
        311,500  Swire Pacific, Ltd. (Hong Kong)                                                  2,167,189
        131,676  Vivendi Universal SA (France) (NON)                                              3,373,320
                                                                                              -------------
                                                                                                  7,572,342

Construction (2.1%)
-----------------------------------------------------------------------------------------------------------
      2,838,047  Aggregate Industries PLC (United
                 Kingdom) (NON)                                                                   4,903,809
        204,731  CRH PLC (Ireland)                                                                4,894,023
         34,970  Lafarge SA (France)                                                              3,059,344
                                                                                              -------------
                                                                                                 12,857,176

Consumer Cyclicals (0.5%)
-----------------------------------------------------------------------------------------------------------
         86,700  Sony Corp. (Japan)                                                               2,958,185

Consumer Finance (0.8%)
-----------------------------------------------------------------------------------------------------------
         42,740  Acom Co., Ltd. (Japan)                                                           2,645,071
         69,900  Credit Saison Co., Ltd. (Japan)                                                  2,150,281
                                                                                              -------------
                                                                                                  4,795,352

Consumer Goods (0.5%)
-----------------------------------------------------------------------------------------------------------
        129,188  Reckitt Benckiser PLC (United Kingdom)                                           3,164,838

Consumer Services (0.4%)
-----------------------------------------------------------------------------------------------------------
         45,595  Adecco SA (Switzerland)                                                          2,264,592

Electric Utilities (3.1%)
-----------------------------------------------------------------------------------------------------------
        163,846  E.On AG (Germany)                                                               12,055,240
        222,916  Iberdrola SA (Spain)                                                             4,622,845
        280,695  Scottish Power PLC (United Kingdom)                                              2,145,715
                                                                                              -------------
                                                                                                 18,823,800

Electrical Equipment (1.2%)
-----------------------------------------------------------------------------------------------------------
        102,700  Siemens AG (Germany)                                                             7,524,439

Electronics (4.8%)
-----------------------------------------------------------------------------------------------------------
        175,008  Compal Electronics, Inc. (Taiwan)                                                  173,668
         31,900  FUNAI Electric Co., Ltd. (Japan)                                                 4,301,579
        389,653  Koninklijke (Royal) Philips Electronics
                 NV (Netherlands)                                                                 8,922,583
         32,624  Micronas Semiconductor Holding AG
                 (Switzerland) (NON)                                                              1,385,141
        206,400  Omron Corp. (Japan)                                                              4,560,653
         11,940  Samsung Electronics Co., Ltd. (South
                 Korea)                                                                           4,751,103
      3,699,863  Taiwan Semiconductor Manufacturing Co.,
                 Ltd. (Taiwan)                                                                    4,717,434
                                                                                              -------------
                                                                                                 28,812,161

Energy (0.3%)
-----------------------------------------------------------------------------------------------------------
        628,860  John Wood Group PLC (United Kingdom)                                             1,573,004

Food (2.4%)
-----------------------------------------------------------------------------------------------------------
         62,257  Nestle SA (Switzerland)                                                         14,263,800

Forest Products and Packaging (0.7%)
-----------------------------------------------------------------------------------------------------------
        116,100  Svenska Cellulosa AB (SCA) Class B
                 (Sweden)                                                                         4,514,592

Insurance (7.4%)
-----------------------------------------------------------------------------------------------------------
        106,800  ACE, Ltd. (Bermuda)                                                              4,278,408
        386,465  Aegon NV (Netherlands)                                                           4,165,638
         57,100  Allianz AG (Germany)                                                             5,736,359
        308,408  ING Groep NV (Netherlands)                                                       7,782,175
        135,090  Swiss Re (Switzerland)                                                           7,775,548
         38,500  XL Capital, Ltd. Class A (Bermuda)                                               2,848,615
         83,906  Zurich Financial Services AG
                 (Switzerland)                                                                   11,964,486
                                                                                              -------------
                                                                                                 44,551,229

Investment Banking/Brokerage (2.5%)
-----------------------------------------------------------------------------------------------------------
        245,745  Credit Suisse Group (Switzerland)                                                7,845,020
        299,000  Nomura Securities Co., Ltd. (Japan)                                              3,839,247
         49,551  UBS AG (Switzerland)                                                             3,489,172
                                                                                              -------------
                                                                                                 15,173,439

Lodging/Tourism (1.4%)
-----------------------------------------------------------------------------------------------------------
        104,087  Accor SA (France)                                                                4,056,029
        866,739  Hilton Group PLC (United Kingdom)                                                4,339,968
                                                                                              -------------
                                                                                                  8,395,997
Machinery (0.3%)
-----------------------------------------------------------------------------------------------------------
        414,000  Kubota Corp. (Japan)                                                             1,953,539

Manufacturing (0.9%)
-----------------------------------------------------------------------------------------------------------
        147,800  SKF AB Class B (Sweden)                                                          5,615,255

Metals (4.3%)
-----------------------------------------------------------------------------------------------------------
        790,089  BHP Billiton PLC (United Kingdom)                                                8,312,589
        206,800  Companhia Vale do Rio Doce (CVRD) ADR
                 (Brazil) (NON)                                                                   4,646,796
        107,000  JFE Holdings, Inc. (Japan)                                                       3,048,820
         13,760  Pohang Iron & Steel Co., Ltd. (South
                 Korea)                                                                           2,050,252
        308,676  Rio Tinto PLC (United Kingdom)                                                   8,299,124
                                                                                              -------------
                                                                                                 26,357,581

Natural Gas Utilities (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,371,000  Tokyo Gas Co., Ltd. (Japan)                                                      4,864,437

Office Equipment & Supplies (1.4%)
-----------------------------------------------------------------------------------------------------------
        184,000  Brother Industries, Ltd. (Japan)                                                 1,527,768
        149,200  Canon, Inc. (Japan)                                                              7,013,212
                                                                                              -------------
                                                                                                  8,540,980

Oil & Gas (6.3%)
-----------------------------------------------------------------------------------------------------------
        957,493  BP PLC (United Kingdom)                                                          9,138,368
         89,100  Canadian Natural Resources, Ltd.
                 (Canada)                                                                         3,556,113
        229,300  ENI SpA (Italy)                                                                  5,136,795
        130,600  Petroleo Brasileiro SA ADR (Brazil)                                              4,603,650
      1,534,608  Shell Transport & Trading Co. PLC
                 (United Kingdom)                                                                11,258,976
         21,175  Total SA (France)                                                                4,312,399
                                                                                              -------------
                                                                                                 38,006,301

Pharmaceuticals (6.9%)
-----------------------------------------------------------------------------------------------------------
         99,477  AstraZeneca PLC (United Kingdom)                                                 4,076,632
        431,813  Novartis AG (Switzerland)                                                       20,132,594
         84,905  Roche Holding AG (Switzerland)                                                   8,774,129
        248,700  Sankyo Co., Ltd. (Japan)                                                         5,258,358
        116,600  Yamanouchi Pharmaceutical Co., Ltd.
                 (Japan)                                                                          3,766,751
                                                                                              -------------
                                                                                                 42,008,464

Publishing (0.6%)
-----------------------------------------------------------------------------------------------------------
        257,000  Dai Nippon Printing Co., Ltd. (Japan)                                            3,437,550

Railroads (1.2%)
-----------------------------------------------------------------------------------------------------------
         42,300  Canadian National Railway Co. (Canada)                                           2,066,692
            971  East Japan Railway Co. (Japan)                                                   5,022,414
                                                                                              -------------
                                                                                                  7,089,106

Retail (4.1%)
-----------------------------------------------------------------------------------------------------------
        126,000  Aeon Co., Ltd. (Japan)                                                           2,028,348
         11,200  Aeon Co., Ltd. 144A (Japan)                                                        180,298
      1,051,846  Dixons Group PLC (United Kingdom)                                                3,249,552
        385,230  GUS PLC (United Kingdom)                                                         6,272,970
        611,992  Kingfisher Leisure PLC (United Kingdom)                                          3,413,182
        391,000  Onward Kashiyama Co., Ltd. (Japan)                                               5,428,584
        797,460  Tesco PLC (United Kingdom)                                                       4,115,714
                                                                                              -------------
                                                                                                 24,688,648

Telecommunications (7.1%)
-----------------------------------------------------------------------------------------------------------
     10,198,000  China Telecom Corp., Ltd. (China)                                                3,302,292
        287,500  Deutsche Telekom AG (Germany) (NON)                                              5,319,561
         75,530  France Telecom SA (France)                                                       1,881,491
        217,145  France Telecom 144A (France)                                                     5,409,192
        311,567  Koninklijke (Royal) KPN NV (Netherlands)                                         2,333,031
            857  Nippon Telegraph & Telephone Corp.
                 (Japan)                                                                          3,414,002
          2,120  NTT DoCoMo, Inc. (Japan)                                                         3,597,459
        289,174  Portugal Telecom SGPS SA (Portugal)                                              3,185,184
        244,592  SK Telecom Co., Ltd. ADR (South Korea) (S)                                       4,757,314
         29,550  TDC A/S 144A (Denmark)                                                           1,045,808
        157,357  Telefonica SA (Spain)                                                            2,354,641
        103,700  Telus Corp. (Canada)                                                             2,147,269
      1,851,572  Vodafone Group PLC (United Kingdom)                                              4,430,440
                                                                                              -------------
                                                                                                 43,177,684

Tobacco (0.8%)
-----------------------------------------------------------------------------------------------------------
            579  Japan Tobacco, Inc. (Japan)                                                      4,844,265

Transportation Services (0.9%)
-----------------------------------------------------------------------------------------------------------
        210,998  TPG NV (Netherlands)                                                             5,153,881

Water Utilities (0.5%)
-----------------------------------------------------------------------------------------------------------
        105,537  Veolia Environnement (France)                                                    3,036,564
                                                                                              -------------
                 Total Common stocks  (cost $539,221,461)                                      $598,799,160

Short-term investments (1.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $2,833,941  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.68% to 2.11% and
                 due dates ranging from October 1, 2004
                 to November 16, 2004 (d)                                                        $2,831,400
      4,146,153  Putnam Prime Money Market Fund (e)                                               4,146,153
                                                                                              -------------
                 Total Short-term investments  (cost $6,977,553)                                 $6,977,553
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $546,199,014)(b)                                      $605,776,713
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $605,515,486.

  (b) The aggregate identified cost on a tax basis is $548,283,277, resulting in gross unrealized appreciation and depreciation of $76,875,722 and $19,382,286, respectively, or net unrealized appreciation of $57,493,436.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at September 30, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At September 30, 2004, the value of securities loaned amounted to $2,765,620. The fund received cash collateral of $2,831,400 which is pooled with collateral of other Putnam funds into 29 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $10,065 for the period ended September 30, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at September 30, 2004:
      (as a percentage of Market Value)

      Bermuda                   1.2%
      Brazil                    2.4
      Canada                    2.6
      France                    9.9
      Germany                   7.4
      Ireland                   2.5
      Japan                    16.8
      Netherlands               6.8
      South Korea               2.6
      Spain                     1.2
      Sweden                    4.0
      Switzerland              13.6
      United Kingdom           24.0
      Other                     5.0

      Total                   100.0%

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: November 29, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: November 29, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: November 29, 2004



Item 1. Schedule of Investments:
--------------------------------
Putnam Small Cap Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

9-30-04


Putnam Small Cap Growth Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (96.6%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.4%)
-----------------------------------------------------------------------------------------------------------
         43,750  aQuantive, Inc. (NON)                                                             $422,188
         29,460  Greenfield Online, Inc. (NON)                                                      598,333
                                                                                              -------------
                                                                                                  1,020,521

Aerospace and Defense (1.7%)
-----------------------------------------------------------------------------------------------------------
         35,950  Applied Signal Technology, Inc.                                                  1,150,041
          8,400  Argon ST, Inc. (NON)                                                               235,200
        118,300  Orbital Sciences Corp. (NON)                                                     1,350,986
         38,000  United Defense Industries, Inc. (NON)                                            1,519,620
                                                                                              -------------
                                                                                                  4,255,847

Airlines (0.2%)
-----------------------------------------------------------------------------------------------------------
         49,150  Airtran Holdings, Inc. (NON)                                                       489,534

Automotive (0.4%)
-----------------------------------------------------------------------------------------------------------
         27,500  Autoliv, Inc.                                                                    1,111,000

Banking (4.4%)
-----------------------------------------------------------------------------------------------------------
         51,657  Bank Mutual Corp.                                                                  619,884
         43,200  Brookline Bancorp, Inc.                                                            676,944
         36,700  Capitol Bancorp, Ltd.                                                            1,076,778
         17,400  Center Financial Corp.                                                             330,948
         20,100  City Holding Co.                                                                   661,089
         34,800  Financial Institutions, Inc.                                                       779,868
         16,900  First Community Bancorp                                                            692,900
         34,300  First Community Bancshares Inc.                                                  1,126,755
         20,900  First Financial Holdings, Inc.                                                     653,334
         37,300  First Niagara Financial Group, Inc.                                                499,074
         41,900  Flagstar Bancorp, Inc.                                                             891,632
         15,000  Hanmi Financial Corp.                                                              453,000
         34,300  Nara Bancorp, Inc.                                                                 691,145
         21,400  Old Second Bancorp, Inc.                                                           598,558
         37,500  Sound Federal Bancorp, Inc.                                                        548,250
         14,200  Sterling Financial Corp.                                                           381,128
         32,800  Trico Bancshares                                                                   686,176
                                                                                              -------------
                                                                                                 11,367,463

Biotechnology (4.7%)
-----------------------------------------------------------------------------------------------------------
         25,600  Amylin Pharmaceuticals, Inc. (NON)                                                 525,312
          7,700  Celgene Corp. (NON)                                                                448,371
         76,800  Cell Therapeutics, Inc. (NON)                                                      526,848
         80,300  Connetics Corp. (NON)                                                            2,169,706
         33,985  eResearch Technology, Inc. (NON)                                                   453,020
        135,500  Exact Sciences Corp. (NON)                                                         447,150
         21,800  Genencor International, Inc. (NON)                                                 349,890
         27,000  Ligand Pharmaceuticals, Inc. Class B
                 (NON)                                                                              270,540
         45,600  Medicines Co. (NON)                                                              1,100,784
         28,250  Neurochem, Inc. (Canada) (NON)                                                     484,770
         54,250  NPS Pharmaceuticals, Inc. (NON)                                                  1,181,565
         39,100  Onyx Pharmaceuticals, Inc. (NON)                                                 1,681,691
          9,703  OSI Pharmaceuticals, Inc. (NON)                                                    596,346
         83,950  Telik, Inc. (NON)                                                                1,872,085
                                                                                              -------------
                                                                                                 12,108,078

Building Materials (0.4%)
-----------------------------------------------------------------------------------------------------------
         71,000  Lennox International, Inc.                                                       1,060,740

Chemicals (0.6%)
-----------------------------------------------------------------------------------------------------------
         35,100  Aceto Corp.                                                                        505,440
         17,900  Cabot Corp.                                                                        690,403
         10,800  MacDermid, Inc.                                                                    312,768
                                                                                              -------------
                                                                                                  1,508,611

Coal (0.4%)
-----------------------------------------------------------------------------------------------------------
         26,755  CONSOL Energy, Inc.                                                                933,482

Commercial and Consumer Services (3.0%)
-----------------------------------------------------------------------------------------------------------
         57,110  CoStar Group, Inc. (NON)                                                         2,809,241
         26,600  G & K Services, Inc. Class A                                                     1,057,084
         77,300  HealthExtras, Inc. (NON)                                                         1,077,562
        109,091  InteliData Technologies Corp. (Private)
                 (NON)                                                                               37,091
         54,550  Intersections, Inc. (NON)                                                          799,158
         50,800  PDI, Inc. (NON)                                                                  1,371,092
         29,013  Providence Service Corp. (The) (NON)                                               561,982
                                                                                              -------------
                                                                                                  7,713,210

Communications Equipment (4.1%)
-----------------------------------------------------------------------------------------------------------
        292,100  Aspect Communications Corp. (NON)                                                2,900,553
         38,400  F5 Networks, Inc. (NON)                                                          1,169,664
         23,500  Harris Corp.                                                                     1,291,090
         25,900  Inter-Tel, Inc.                                                                    559,958
         53,550  Ixia, Inc. (NON)                                                                   520,506
        215,550  PTEK Holdings, Inc. (NON)                                                        1,847,264
         27,900  Sierra Wireless (Canada) (NON)                                                     496,620
         83,400  Sonus Networks, Inc. (NON)                                                         469,542
         73,150  Tekelec (NON)                                                                    1,220,142
                                                                                              -------------
                                                                                                 10,475,339

Computers (3.6%)
-----------------------------------------------------------------------------------------------------------
         38,500  Anixter International, Inc.                                                      1,350,965
        109,000  Capitiva Software Corp. (NON)                                                    1,220,800
        115,100  Catapult Communications Corp. (NON)                                              2,168,484
         45,000  Intergraph Corp. (NON)                                                           1,222,650
         20,500  j2 Global Communications, Inc. (NON)                                               647,595
        137,350  LivePerson, Inc. (NON)                                                             449,135
         46,000  PalmSource, Inc. (NON)                                                             954,040
        104,600  TradeStation Group, Inc. (NON)                                                     641,198
         17,400  Verint Systems, Inc. (NON)                                                         641,016
                                                                                              -------------
                                                                                                  9,295,883

Conglomerates (0.4%)
-----------------------------------------------------------------------------------------------------------
          9,300  Harman International Industries, Inc.                                            1,002,075

Consumer Cyclicals (0.4%)
-----------------------------------------------------------------------------------------------------------
         40,800  Hooker Furniture Corp.                                                           1,127,304

Consumer Finance (0.8%)
-----------------------------------------------------------------------------------------------------------
        152,850  Metris Cos., Inc. (NON)                                                          1,494,873
         21,430  World Acceptance Corp. (NON)                                                       498,248
                                                                                              -------------
                                                                                                  1,993,121

Consumer Goods (1.8%)
-----------------------------------------------------------------------------------------------------------
         25,750  Jarden Corp. (NON)                                                                 939,618
         44,500  Rayovac Corp. (NON)                                                              1,172,575
         91,300  Yankee Candle Co., Inc. (The) (NON)                                              2,644,048
                                                                                              -------------
                                                                                                  4,756,241

Consumer Services (2.3%)
-----------------------------------------------------------------------------------------------------------
         32,500  Alliance Data Systems Corp. (NON)                                                1,318,200
         22,200  Getty Images, Inc. (NON)                                                         1,227,660
        103,800  Labor Ready, Inc. (NON)                                                          1,455,276
        193,100  Valueclick, Inc. (NON)                                                           1,822,864
                                                                                              -------------
                                                                                                  5,824,000

Distribution (1.0%)
-----------------------------------------------------------------------------------------------------------
         19,400  Beacon Roofing Supply, Inc. (NON)                                                  318,160
         51,250  LKQ Corp. (NON)                                                                    936,338
         76,700  Smart & Final, Inc. (NON)                                                        1,285,492
                                                                                              -------------
                                                                                                  2,539,990

Distributors (0.2%)
-----------------------------------------------------------------------------------------------------------
         22,000  Hughes Supply, Inc.                                                                661,540

Electrical Equipment (1.4%)
-----------------------------------------------------------------------------------------------------------
         67,150  Baldor Electric Co.                                                              1,588,769
         65,500  Color Kinetics, Inc. (NON)                                                         838,400
         36,200  Lincoln Electric Holdings, Inc.                                                  1,135,232
                                                                                              -------------
                                                                                                  3,562,401

Electronics (5.2%)
-----------------------------------------------------------------------------------------------------------
         43,500  Arrow Electronics, Inc. (NON)                                                      982,230
         69,100  Brooks Automation, Inc. (NON)                                                      977,765
         81,650  Ditech Communications Corp. (NON)                                                1,828,144
        105,350  Integrated Device Technology, Inc. (NON)                                         1,003,986
          8,800  International Rectifier Corp. (NON)                                                301,840
        211,800  Kulicke & Soffa Industries, Inc. (NON)                                           1,196,670
         70,300  Microsemi Corp. (NON)                                                              991,230
         89,650  PLX Technology, Inc. (NON)                                                         646,377
         55,500  Sigma Designs, Inc. (NON)                                                          518,925
         53,770  Sirf Technology Holdings, Inc. (NON)                                               765,147
        100,600  Skyworks Solutions, Inc. (NON)                                                     955,700
         58,800  Standard Microsystems Corp. (NON)                                                1,029,588
         81,750  Stoneridge, Inc. (NON)                                                           1,152,675
         80,339  Volterra Semiconductor Corp. (NON)                                                 998,614
                                                                                              -------------
                                                                                                 13,348,891

Energy (1.1%)
-----------------------------------------------------------------------------------------------------------
         44,450  CAL Dive International, Inc. (NON)                                               1,583,309
         16,500  Oceaneering International, Inc. (NON)                                              607,860
         59,100  Superior Energy Services (NON)                                                     763,572
                                                                                              -------------
                                                                                                  2,954,741

Energy (Oil Field) (0.4%)
-----------------------------------------------------------------------------------------------------------
         35,600  Holly Corp.                                                                        907,800

Engineering & Construction (0.4%)
-----------------------------------------------------------------------------------------------------------
         68,300  Perini Corp (NON)                                                                  973,958

Entertainment (1.4%)
-----------------------------------------------------------------------------------------------------------
        151,500  Bluegreen Corp. (NON)                                                            1,686,195
        220,850  Lions Gate Entertainment Corp. (Canada)
                 (NON)                                                                            1,921,395
                                                                                              -------------
                                                                                                  3,607,590

Financial (0.2%)
-----------------------------------------------------------------------------------------------------------
         47,500  Spirit Finance Corp. (Private) (acquired
                 12/17/03, cost $475,000) (RES)                                                     475,000

Food (1.3%)
-----------------------------------------------------------------------------------------------------------
         70,100  7-Eleven, Inc. (NON)                                                             1,400,598
         91,000  Cal-Maine Foods, Inc.                                                              998,270
         24,396  Sanderson Farms, Inc.                                                              816,046
                                                                                              -------------
                                                                                                  3,214,914

Forest Products and Packaging (0.5%)
-----------------------------------------------------------------------------------------------------------
         26,800  Silgan Holdings, Inc.                                                            1,240,840

Health Care Services (5.7%)
-----------------------------------------------------------------------------------------------------------
         12,800  America Service Group, Inc. (NON)                                                  525,312
         19,100  American Healthways, Inc. (NON)                                                    556,001
         23,800  AMERIGROUP Corp. (NON)                                                           1,338,750
         27,450  Centene Corp. (NON)                                                              1,168,821
         26,355  Coventry Health Care, Inc. (NON)                                                 1,406,566
         14,296  Fisher Scientific International, Inc.
                 (NON)                                                                              833,886
         22,400  Genesis HealthCare Corp. (NON)                                                     681,184
         39,200  Gentiva Health Services, Inc. (NON)                                                641,704
         22,600  National Medical Health Card Systems,
                 Inc. (NON)                                                                         472,340
         22,900  NitroMed, Inc. (NON)                                                               545,936
         28,300  Province Healthcare Co. (NON)                                                      592,036
         41,100  Psychiatric Solutions, Inc. (NON)                                                1,041,885
         92,130  Select Medical Corp.                                                             1,237,306
         34,800  Sierra Health Services, Inc. (NON)                                               1,667,964
         33,800  VCA Antech, Inc. (NON)                                                             697,294
         29,900  WellChoice, Inc. (NON)                                                           1,116,167
                                                                                              -------------
                                                                                                 14,523,152

Homebuilding (2.2%)
-----------------------------------------------------------------------------------------------------------
          8,600  Meritage Corp. (NON)                                                               675,960
          3,350  NVR, Inc. (NON)                                                                  1,845,850
         14,200  Ryland Group, Inc. (The)                                                         1,315,772
         43,300  WCI Communities, Inc. (NON)                                                      1,008,890
          9,000  William Lyon Homes, Inc. (NON)                                                     800,100
                                                                                              -------------
                                                                                                  5,646,572

Household Furniture and Appliances (0.6%)
-----------------------------------------------------------------------------------------------------------
         21,888  Genlyte Group, Inc. (The) (NON)                                                  1,409,368

Insurance (0.6%)
-----------------------------------------------------------------------------------------------------------
         40,100  Isolagen, Inc. (NON)                                                               378,945
         26,700  Zenith National Insurance Corp.                                                  1,129,677
                                                                                              -------------
                                                                                                  1,508,622

Investment Banking/Brokerage (1.0%)
-----------------------------------------------------------------------------------------------------------
         78,900  E*Trade Group, Inc. (NON)                                                          901,038
         55,800  Investment Technology Group, Inc. (NON)                                            853,740
         85,700  LaBranche & Company, Inc. (NON)                                                    724,165
                                                                                              -------------
                                                                                                  2,478,943

Leisure (0.7%)
-----------------------------------------------------------------------------------------------------------
         18,400  MarineMax, Inc. (NON)                                                              414,368
         36,400  Winnebago Industries, Inc.                                                       1,260,896
                                                                                              -------------
                                                                                                  1,675,264

Lodging/Tourism (0.9%)
-----------------------------------------------------------------------------------------------------------
         28,201  Choice Hotels International, Inc.                                                1,624,096
         85,539  La Quinta Corp. (NON)                                                              667,204
                                                                                              -------------
                                                                                                  2,291,300

Machinery (0.3%)
-----------------------------------------------------------------------------------------------------------
         63,550  3D Systems Corp. (NON)                                                             762,600

Manufacturing (1.6%)
-----------------------------------------------------------------------------------------------------------
         36,760  Flowserve Corp. (NON)                                                              888,857
         37,525  IDEX Corp.                                                                       1,274,349
         46,900  Standex International Corp.                                                      1,149,050
         26,713  York International Corp.                                                           843,864
                                                                                              -------------
                                                                                                  4,156,120

Medical Technology (6.5%)
-----------------------------------------------------------------------------------------------------------
         37,400  Atherogenics, Inc. (NON)                                                         1,232,330
         13,500  Biosite Diagnostics, Inc. (NON)                                                    660,960
         53,850  Dade Behring Holdings, Inc. (NON)                                                3,000,414
         60,700  Digirad Corp. (NON)                                                                634,315
         10,900  Dionex Corp. (NON)                                                                 596,230
         26,600  DJ Orthopedics, Inc. (NON)                                                         469,490
         68,400  Epix Pharmaceuticals, Inc. (NON)                                                 1,320,804
         19,600  Haemonetics Corp. (NON)                                                            643,664
         26,100  Immucor, Inc. (NON)                                                                645,975
         12,300  Kinetic Concepts, Inc. (NON)                                                       646,365
         97,750  Sybron Dental Specialties, Inc. (NON)                                            2,902,198
         28,400  Varian Medical Systems, Inc. (NON)                                                 981,788
         24,000  Ventana Medical Systems, Inc. (NON)                                              1,210,560
         85,550  VISX, Inc. (NON)                                                                 1,762,330
                                                                                              -------------
                                                                                                 16,707,423

Metals (0.5%)
-----------------------------------------------------------------------------------------------------------
         33,000  Gibraltar Steel Corp.                                                            1,193,280

Office Equipment & Supplies (0.3%)
-----------------------------------------------------------------------------------------------------------
         27,860  Global Imaging Systems, Inc. (NON)                                                 865,889

Oil & Gas (1.8%)
-----------------------------------------------------------------------------------------------------------
         40,000  Denbury Resources, Inc. (NON)                                                    1,016,000
         13,200  Houston Exploration Co. (NON)                                                      783,420
         10,800  Newfield Exploration Co. (NON)                                                     661,392
         27,000  Southwestern Energy Co. (NON)                                                    1,133,730
         43,700  W-H Energy Services, Inc. (NON)                                                    906,775
                                                                                              -------------
                                                                                                  4,501,317

Pharmaceuticals (3.9%)
-----------------------------------------------------------------------------------------------------------
         13,100  American Pharmaceutical Partners, Inc.
                 (NON)                                                                              361,167
         45,990  Bradley Pharmaceuticals, Inc. (NON)                                                935,897
         34,504  Corcept Therapeutics, Inc. (NON)                                                   270,511
         78,200  First Horizon Pharmaceutical Corp.                                               1,564,782
         96,390  Ista Pharmaceuticals, Inc. (NON)                                                 1,174,994
         82,450  Penwest Pharmaceuticals Co. (NON)                                                  930,861
         20,000  Penwest Pharmaceuticals Co. (Private)
                 (NON)                                                                              225,800
         99,636  Salix Pharmaceuticals, Ltd. (NON)                                                2,144,167
         56,300  United Therapeutics Corp. (NON)                                                  1,966,559
         28,000  Vicuron Pharmaceuticals, Inc. (NON)                                                411,040
                                                                                              -------------
                                                                                                  9,985,778

Real Estate (1.5%)
-----------------------------------------------------------------------------------------------------------
         78,500  Brookfield Homes Corp.                                                           2,068,475
         28,616  Global Signal, Inc. (R                                                             655,306
         42,900  LaSalle Hotel Properties (R                                                      1,184,040
                                                                                              -------------
                                                                                                  3,907,821

Restaurants (0.9%)
-----------------------------------------------------------------------------------------------------------
         44,000  RARE Hospitality International, Inc.
                 (NON)                                                                            1,172,600
         25,000  Red Robin Gourmet Burgers, Inc. (NON)                                            1,091,750
                                                                                              -------------
                                                                                                  2,264,350

Retail (6.6%)
-----------------------------------------------------------------------------------------------------------
         17,100  Aaron Rents, Inc.                                                                  372,096
         38,400  Abercrombie & Fitch Co. Class A                                                  1,209,600
         39,100  Barnes & Noble, Inc. (NON)                                                       1,446,700
         51,000  BJ's Wholesale Club, Inc. (NON)                                                  1,394,340
         40,600  Borders Group, Inc.                                                              1,006,880
         58,400  Claire's Stores, Inc.                                                            1,462,336
         66,215  Coldwater Creek, Inc. (NON)                                                      1,381,907
         21,300  Finish Line Class A                                                                658,596
         14,000  Guitar Center, Inc. (NON)                                                          606,200
         35,500  Hot Topic, Inc. (NON)                                                              604,920
         11,450  Kenneth Cole Productions, Inc. Class A                                             322,203
         51,400  Nash Finch Co.                                                                   1,616,530
         59,900  Pantry, Inc. (The) (NON)                                                         1,507,683
         33,550  PETCO Animal Supplies, Inc. (NON)                                                1,095,743
         72,400  Rent-Way, Inc. (NON)                                                               495,940
         51,150  West Marine, Inc. (NON)                                                          1,093,587
         23,400  Zale Corp. (NON)                                                                   657,540
                                                                                              -------------
                                                                                                 16,932,801

Schools (0.2%)
-----------------------------------------------------------------------------------------------------------
         20,080  Universal Technical Institute, Inc.
                 (NON)                                                                              606,014

Semiconductor (2.2%)
-----------------------------------------------------------------------------------------------------------
         44,950  Cognex Corp.                                                                     1,177,690
         59,800  Lam Research Corp. (NON)                                                         1,308,424
        130,100  LTX Corp. (NON)                                                                    703,841
         69,900  Photronics, Inc. (NON)                                                           1,161,738
         47,600  PowerDsine, Ltd. (Israel) (NON)                                                    589,764
         23,600  Rofin-Sinar Technologies, Inc. (NON)                                               693,368
                                                                                              -------------
                                                                                                  5,634,825

Shipping (0.9%)
-----------------------------------------------------------------------------------------------------------
         44,175  Heartland Express, Inc.                                                            815,029
         29,650  J. B. Hunt Transport Services, Inc.                                              1,101,201
         21,800  Knight Transportation, Inc. (NON)                                                  466,956
                                                                                              -------------
                                                                                                  2,383,186

Software (5.5%)
-----------------------------------------------------------------------------------------------------------
         63,900  Agile Software Corp. (NON)                                                         506,727
         10,200  Ansys, Inc. (NON)                                                                  507,246
         34,500  Autodesk, Inc.                                                                   1,677,735
         31,300  Avid Technology, Inc. (NON)                                                      1,467,031
         35,040  Blackboard, Inc. (NON)                                                             601,286
         60,400  Dendrite International, Inc. (NON)                                                 973,648
         88,700  Embarcadero Technologies, Inc. (NON)                                               750,402
         47,100  Epicor Software Corp. (NON)                                                        566,613
         61,500  Interwoven, Inc. (NON)                                                             445,260
         28,500  Kronos, Inc. (NON)                                                               1,262,265
        146,950  Matrixone, Inc. (NON)                                                              743,567
        111,450  Netegrity, Inc. (NON)                                                              836,990
         78,050  RSA Security, Inc. (NON)                                                         1,506,365
        140,350  S1 Corp. (NON)                                                                   1,119,993
         55,200  WebEx Communications, Inc. (NON)                                                 1,204,464
                                                                                              -------------
                                                                                                 14,169,592

Staffing (0.7%)
-----------------------------------------------------------------------------------------------------------
         59,850  Hudson Highland Group, Inc. (NON)                                                1,747,022

Technology Services (3.2%)
-----------------------------------------------------------------------------------------------------------
         55,000  Acxiom Corp.                                                                     1,305,700
        108,500  DiamondCluster International, Inc. Class
                 A (NON)                                                                          1,323,700
         28,050  Digital River, Inc. (NON)                                                          835,329
         57,600  MTS Systems Corp.                                                                1,224,000
         62,800  QAD, Inc.                                                                          437,716
        188,300  Sapient Corp. (NON)                                                              1,436,720
         16,860  SI International, Inc. (NON)                                                       425,715
         62,500  United Online, Inc. (NON)                                                          601,250
         73,750  Wireless Facilities, Inc. (NON)                                                    514,038
                                                                                              -------------
                                                                                                  8,104,168

Telecommunications (2.4%)
-----------------------------------------------------------------------------------------------------------
         69,350  American Tower Corp. Class A (NON)                                               1,064,523
         80,100  Carrier Access Corp. (NON)                                                         556,695
         32,400  Commonwealth Telephone Enterprises, Inc.
                 (NON)                                                                            1,411,020
         12,100  Jamdat Mobile, Inc. (NON)                                                          279,147
         32,700  NII Holdings, Inc. (NON)                                                         1,347,567
         42,800  Novatel Wireless, Inc. (NON)                                                     1,005,800
        155,500  WJ Communications, Inc. (NON)                                                      379,420
                                                                                              -------------
                                                                                                  6,044,172

Textiles (1.9%)
-----------------------------------------------------------------------------------------------------------
         36,400  Armor Holdings, Inc. (NON)                                                       1,514,604
         76,900  K-Swiss, Inc. Class A                                                            1,480,325
         54,800  WESCO International, Inc. (NON)                                                  1,328,900
         23,600  Wolverine World Wide, Inc.                                                         594,720
                                                                                              -------------
                                                                                                  4,918,549

Transportation (0.6%)
-----------------------------------------------------------------------------------------------------------
         26,850  UTI Worldwide, Inc.                                                              1,579,049

Waste Management (0.7%)
-----------------------------------------------------------------------------------------------------------
         63,800  Casella Waste Systems, Inc. Class A
                 (NON)                                                                              755,392
         35,325  Waste Connections, Inc. (NON)                                                    1,119,096
                                                                                              -------------
                                                                                                  1,874,488
                                                                                              -------------
                 Total Common stocks  (cost $219,932,794)                                      $247,401,779

Short-term investments (2.2%) (a) (cost $5,693,475)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $5,693,475  Putnam Prime Money Market Fund (e)                                              $5,693,475
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $225,626,269) (b)                                     $253,095,254
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $256,232,478.

  (b) The aggregate identified cost on a tax basis is $225,907,498, resulting in gross unrealized appreciation and depreciation of $40,795,908 and $13,608,152, respectively, or net unrealized appreciation of $27,187,756.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2004 was $475,000 or 0.2% of net assets.

  (R) Real Estate Investment Trust.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $26,516 for the period ended September 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: November 29, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: November 29, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: November 29, 2004


Item 1. Schedule of Investments:
--------------------------------
Putnam Small Cap Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

9-30-04


Putnam Small Cap Growth Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
September 30, 2004 (Unaudited)

Common stocks (96.6%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Advertising and Marketing Services (0.4%)
-----------------------------------------------------------------------------------------------------------
         43,750  aQuantive, Inc. (NON)                                                             $422,188
         29,460  Greenfield Online, Inc. (NON)                                                      598,333
                                                                                              -------------
                                                                                                  1,020,521

Aerospace and Defense (1.7%)
-----------------------------------------------------------------------------------------------------------
         35,950  Applied Signal Technology, Inc.                                                  1,150,041
          8,400  Argon ST, Inc. (NON)                                                               235,200
        118,300  Orbital Sciences Corp. (NON)                                                     1,350,986
         38,000  United Defense Industries, Inc. (NON)                                            1,519,620
                                                                                              -------------
                                                                                                  4,255,847

Airlines (0.2%)
-----------------------------------------------------------------------------------------------------------
         49,150  Airtran Holdings, Inc. (NON)                                                       489,534

Automotive (0.4%)
-----------------------------------------------------------------------------------------------------------
         27,500  Autoliv, Inc.                                                                    1,111,000

Banking (4.4%)
-----------------------------------------------------------------------------------------------------------
         51,657  Bank Mutual Corp.                                                                  619,884
         43,200  Brookline Bancorp, Inc.                                                            676,944
         36,700  Capitol Bancorp, Ltd.                                                            1,076,778
         17,400  Center Financial Corp.                                                             330,948
         20,100  City Holding Co.                                                                   661,089
         34,800  Financial Institutions, Inc.                                                       779,868
         16,900  First Community Bancorp                                                            692,900
         34,300  First Community Bancshares Inc.                                                  1,126,755
         20,900  First Financial Holdings, Inc.                                                     653,334
         37,300  First Niagara Financial Group, Inc.                                                499,074
         41,900  Flagstar Bancorp, Inc.                                                             891,632
         15,000  Hanmi Financial Corp.                                                              453,000
         34,300  Nara Bancorp, Inc.                                                                 691,145
         21,400  Old Second Bancorp, Inc.                                                           598,558
         37,500  Sound Federal Bancorp, Inc.                                                        548,250
         14,200  Sterling Financial Corp.                                                           381,128
         32,800  Trico Bancshares                                                                   686,176
                                                                                              -------------
                                                                                                 11,367,463

Biotechnology (4.7%)
-----------------------------------------------------------------------------------------------------------
         25,600  Amylin Pharmaceuticals, Inc. (NON)                                                 525,312
          7,700  Celgene Corp. (NON)                                                                448,371
         76,800  Cell Therapeutics, Inc. (NON)                                                      526,848
         80,300  Connetics Corp. (NON)                                                            2,169,706
         33,985  eResearch Technology, Inc. (NON)                                                   453,020
        135,500  Exact Sciences Corp. (NON)                                                         447,150
         21,800  Genencor International, Inc. (NON)                                                 349,890
         27,000  Ligand Pharmaceuticals, Inc. Class B
                 (NON)                                                                              270,540
         45,600  Medicines Co. (NON)                                                              1,100,784
         28,250  Neurochem, Inc. (Canada) (NON)                                                     484,770
         54,250  NPS Pharmaceuticals, Inc. (NON)                                                  1,181,565
         39,100  Onyx Pharmaceuticals, Inc. (NON)                                                 1,681,691
          9,703  OSI Pharmaceuticals, Inc. (NON)                                                    596,346
         83,950  Telik, Inc. (NON)                                                                1,872,085
                                                                                              -------------
                                                                                                 12,108,078

Building Materials (0.4%)
-----------------------------------------------------------------------------------------------------------
         71,000  Lennox International, Inc.                                                       1,060,740

Chemicals (0.6%)
-----------------------------------------------------------------------------------------------------------
         35,100  Aceto Corp.                                                                        505,440
         17,900  Cabot Corp.                                                                        690,403
         10,800  MacDermid, Inc.                                                                    312,768
                                                                                              -------------
                                                                                                  1,508,611

Coal (0.4%)
-----------------------------------------------------------------------------------------------------------
         26,755  CONSOL Energy, Inc.                                                                933,482

Commercial and Consumer Services (3.0%)
-----------------------------------------------------------------------------------------------------------
         57,110  CoStar Group, Inc. (NON)                                                         2,809,241
         26,600  G & K Services, Inc. Class A                                                     1,057,084
         77,300  HealthExtras, Inc. (NON)                                                         1,077,562
        109,091  InteliData Technologies Corp. (Private)
                 (NON)                                                                               37,091
         54,550  Intersections, Inc. (NON)                                                          799,158
         50,800  PDI, Inc. (NON)                                                                  1,371,092
         29,013  Providence Service Corp. (The) (NON)                                               561,982
                                                                                              -------------
                                                                                                  7,713,210

Communications Equipment (4.1%)
-----------------------------------------------------------------------------------------------------------
        292,100  Aspect Communications Corp. (NON)                                                2,900,553
         38,400  F5 Networks, Inc. (NON)                                                          1,169,664
         23,500  Harris Corp.                                                                     1,291,090
         25,900  Inter-Tel, Inc.                                                                    559,958
         53,550  Ixia, Inc. (NON)                                                                   520,506
        215,550  PTEK Holdings, Inc. (NON)                                                        1,847,264
         27,900  Sierra Wireless (Canada) (NON)                                                     496,620
         83,400  Sonus Networks, Inc. (NON)                                                         469,542
         73,150  Tekelec (NON)                                                                    1,220,142
                                                                                              -------------
                                                                                                 10,475,339

Computers (3.6%)
-----------------------------------------------------------------------------------------------------------
         38,500  Anixter International, Inc.                                                      1,350,965
        109,000  Capitiva Software Corp. (NON)                                                    1,220,800
        115,100  Catapult Communications Corp. (NON)                                              2,168,484
         45,000  Intergraph Corp. (NON)                                                           1,222,650
         20,500  j2 Global Communications, Inc. (NON)                                               647,595
        137,350  LivePerson, Inc. (NON)                                                             449,135
         46,000  PalmSource, Inc. (NON)                                                             954,040
        104,600  TradeStation Group, Inc. (NON)                                                     641,198
         17,400  Verint Systems, Inc. (NON)                                                         641,016
                                                                                              -------------
                                                                                                  9,295,883

Conglomerates (0.4%)
-----------------------------------------------------------------------------------------------------------
          9,300  Harman International Industries, Inc.                                            1,002,075

Consumer Cyclicals (0.4%)
-----------------------------------------------------------------------------------------------------------
         40,800  Hooker Furniture Corp.                                                           1,127,304

Consumer Finance (0.8%)
-----------------------------------------------------------------------------------------------------------
        152,850  Metris Cos., Inc. (NON)                                                          1,494,873
         21,430  World Acceptance Corp. (NON)                                                       498,248
                                                                                              -------------
                                                                                                  1,993,121

Consumer Goods (1.8%)
-----------------------------------------------------------------------------------------------------------
         25,750  Jarden Corp. (NON)                                                                 939,618
         44,500  Rayovac Corp. (NON)                                                              1,172,575
         91,300  Yankee Candle Co., Inc. (The) (NON)                                              2,644,048
                                                                                              -------------
                                                                                                  4,756,241

Consumer Services (2.3%)
-----------------------------------------------------------------------------------------------------------
         32,500  Alliance Data Systems Corp. (NON)                                                1,318,200
         22,200  Getty Images, Inc. (NON)                                                         1,227,660
        103,800  Labor Ready, Inc. (NON)                                                          1,455,276
        193,100  Valueclick, Inc. (NON)                                                           1,822,864
                                                                                              -------------
                                                                                                  5,824,000

Distribution (1.0%)
-----------------------------------------------------------------------------------------------------------
         19,400  Beacon Roofing Supply, Inc. (NON)                                                  318,160
         51,250  LKQ Corp. (NON)                                                                    936,338
         76,700  Smart & Final, Inc. (NON)                                                        1,285,492
                                                                                              -------------
                                                                                                  2,539,990

Distributors (0.2%)
-----------------------------------------------------------------------------------------------------------
         22,000  Hughes Supply, Inc.                                                                661,540

Electrical Equipment (1.4%)
-----------------------------------------------------------------------------------------------------------
         67,150  Baldor Electric Co.                                                              1,588,769
         65,500  Color Kinetics, Inc. (NON)                                                         838,400
         36,200  Lincoln Electric Holdings, Inc.                                                  1,135,232
                                                                                              -------------
                                                                                                  3,562,401

Electronics (5.2%)
-----------------------------------------------------------------------------------------------------------
         43,500  Arrow Electronics, Inc. (NON)                                                      982,230
         69,100  Brooks Automation, Inc. (NON)                                                      977,765
         81,650  Ditech Communications Corp. (NON)                                                1,828,144
        105,350  Integrated Device Technology, Inc. (NON)                                         1,003,986
          8,800  International Rectifier Corp. (NON)                                                301,840
        211,800  Kulicke & Soffa Industries, Inc. (NON)                                           1,196,670
         70,300  Microsemi Corp. (NON)                                                              991,230
         89,650  PLX Technology, Inc. (NON)                                                         646,377
         55,500  Sigma Designs, Inc. (NON)                                                          518,925
         53,770  Sirf Technology Holdings, Inc. (NON)                                               765,147
        100,600  Skyworks Solutions, Inc. (NON)                                                     955,700
         58,800  Standard Microsystems Corp. (NON)                                                1,029,588
         81,750  Stoneridge, Inc. (NON)                                                           1,152,675
         80,339  Volterra Semiconductor Corp. (NON)                                                 998,614
                                                                                              -------------
                                                                                                 13,348,891

Energy (1.1%)
-----------------------------------------------------------------------------------------------------------
         44,450  CAL Dive International, Inc. (NON)                                               1,583,309
         16,500  Oceaneering International, Inc. (NON)                                              607,860
         59,100  Superior Energy Services (NON)                                                     763,572
                                                                                              -------------
                                                                                                  2,954,741

Energy (Oil Field) (0.4%)
-----------------------------------------------------------------------------------------------------------
         35,600  Holly Corp.                                                                        907,800

Engineering & Construction (0.4%)
-----------------------------------------------------------------------------------------------------------
         68,300  Perini Corp (NON)                                                                  973,958

Entertainment (1.4%)
-----------------------------------------------------------------------------------------------------------
        151,500  Bluegreen Corp. (NON)                                                            1,686,195
        220,850  Lions Gate Entertainment Corp. (Canada)
                 (NON)                                                                            1,921,395
                                                                                              -------------
                                                                                                  3,607,590

Financial (0.2%)
-----------------------------------------------------------------------------------------------------------
         47,500  Spirit Finance Corp. (Private) (acquired
                 12/17/03, cost $475,000) (RES)                                                     475,000

Food (1.3%)
-----------------------------------------------------------------------------------------------------------
         70,100  7-Eleven, Inc. (NON)                                                             1,400,598
         91,000  Cal-Maine Foods, Inc.                                                              998,270
         24,396  Sanderson Farms, Inc.                                                              816,046
                                                                                              -------------
                                                                                                  3,214,914

Forest Products and Packaging (0.5%)
-----------------------------------------------------------------------------------------------------------
         26,800  Silgan Holdings, Inc.                                                            1,240,840

Health Care Services (5.7%)
-----------------------------------------------------------------------------------------------------------
         12,800  America Service Group, Inc. (NON)                                                  525,312
         19,100  American Healthways, Inc. (NON)                                                    556,001
         23,800  AMERIGROUP Corp. (NON)                                                           1,338,750
         27,450  Centene Corp. (NON)                                                              1,168,821
         26,355  Coventry Health Care, Inc. (NON)                                                 1,406,566
         14,296  Fisher Scientific International, Inc.
                 (NON)                                                                              833,886
         22,400  Genesis HealthCare Corp. (NON)                                                     681,184
         39,200  Gentiva Health Services, Inc. (NON)                                                641,704
         22,600  National Medical Health Card Systems,
                 Inc. (NON)                                                                         472,340
         22,900  NitroMed, Inc. (NON)                                                               545,936
         28,300  Province Healthcare Co. (NON)                                                      592,036
         41,100  Psychiatric Solutions, Inc. (NON)                                                1,041,885
         92,130  Select Medical Corp.                                                             1,237,306
         34,800  Sierra Health Services, Inc. (NON)                                               1,667,964
         33,800  VCA Antech, Inc. (NON)                                                             697,294
         29,900  WellChoice, Inc. (NON)                                                           1,116,167
                                                                                              -------------
                                                                                                 14,523,152

Homebuilding (2.2%)
-----------------------------------------------------------------------------------------------------------
          8,600  Meritage Corp. (NON)                                                               675,960
          3,350  NVR, Inc. (NON)                                                                  1,845,850
         14,200  Ryland Group, Inc. (The)                                                         1,315,772
         43,300  WCI Communities, Inc. (NON)                                                      1,008,890
          9,000  William Lyon Homes, Inc. (NON)                                                     800,100
                                                                                              -------------
                                                                                                  5,646,572

Household Furniture and Appliances (0.6%)
-----------------------------------------------------------------------------------------------------------
         21,888  Genlyte Group, Inc. (The) (NON)                                                  1,409,368

Insurance (0.6%)
-----------------------------------------------------------------------------------------------------------
         40,100  Isolagen, Inc. (NON)                                                               378,945
         26,700  Zenith National Insurance Corp.                                                  1,129,677
                                                                                              -------------
                                                                                                  1,508,622

Investment Banking/Brokerage (1.0%)
-----------------------------------------------------------------------------------------------------------
         78,900  E*Trade Group, Inc. (NON)                                                          901,038
         55,800  Investment Technology Group, Inc. (NON)                                            853,740
         85,700  LaBranche & Company, Inc. (NON)                                                    724,165
                                                                                              -------------
                                                                                                  2,478,943

Leisure (0.7%)
-----------------------------------------------------------------------------------------------------------
         18,400  MarineMax, Inc. (NON)                                                              414,368
         36,400  Winnebago Industries, Inc.                                                       1,260,896
                                                                                              -------------
                                                                                                  1,675,264

Lodging/Tourism (0.9%)
-----------------------------------------------------------------------------------------------------------
         28,201  Choice Hotels International, Inc.                                                1,624,096
         85,539  La Quinta Corp. (NON)                                                              667,204
                                                                                              -------------
                                                                                                  2,291,300

Machinery (0.3%)
-----------------------------------------------------------------------------------------------------------
         63,550  3D Systems Corp. (NON)                                                             762,600

Manufacturing (1.6%)
-----------------------------------------------------------------------------------------------------------
         36,760  Flowserve Corp. (NON)                                                              888,857
         37,525  IDEX Corp.                                                                       1,274,349
         46,900  Standex International Corp.                                                      1,149,050
         26,713  York International Corp.                                                           843,864
                                                                                              -------------
                                                                                                  4,156,120

Medical Technology (6.5%)
-----------------------------------------------------------------------------------------------------------
         37,400  Atherogenics, Inc. (NON)                                                         1,232,330
         13,500  Biosite Diagnostics, Inc. (NON)                                                    660,960
         53,850  Dade Behring Holdings, Inc. (NON)                                                3,000,414
         60,700  Digirad Corp. (NON)                                                                634,315
         10,900  Dionex Corp. (NON)                                                                 596,230
         26,600  DJ Orthopedics, Inc. (NON)                                                         469,490
         68,400  Epix Pharmaceuticals, Inc. (NON)                                                 1,320,804
         19,600  Haemonetics Corp. (NON)                                                            643,664
         26,100  Immucor, Inc. (NON)                                                                645,975
         12,300  Kinetic Concepts, Inc. (NON)                                                       646,365
         97,750  Sybron Dental Specialties, Inc. (NON)                                            2,902,198
         28,400  Varian Medical Systems, Inc. (NON)                                                 981,788
         24,000  Ventana Medical Systems, Inc. (NON)                                              1,210,560
         85,550  VISX, Inc. (NON)                                                                 1,762,330
                                                                                              -------------
                                                                                                 16,707,423

Metals (0.5%)
-----------------------------------------------------------------------------------------------------------
         33,000  Gibraltar Steel Corp.                                                            1,193,280

Office Equipment & Supplies (0.3%)
-----------------------------------------------------------------------------------------------------------
         27,860  Global Imaging Systems, Inc. (NON)                                                 865,889

Oil & Gas (1.8%)
-----------------------------------------------------------------------------------------------------------
         40,000  Denbury Resources, Inc. (NON)                                                    1,016,000
         13,200  Houston Exploration Co. (NON)                                                      783,420
         10,800  Newfield Exploration Co. (NON)                                                     661,392
         27,000  Southwestern Energy Co. (NON)                                                    1,133,730
         43,700  W-H Energy Services, Inc. (NON)                                                    906,775
                                                                                              -------------
                                                                                                  4,501,317

Pharmaceuticals (3.9%)
-----------------------------------------------------------------------------------------------------------
         13,100  American Pharmaceutical Partners, Inc.
                 (NON)                                                                              361,167
         45,990  Bradley Pharmaceuticals, Inc. (NON)                                                935,897
         34,504  Corcept Therapeutics, Inc. (NON)                                                   270,511
         78,200  First Horizon Pharmaceutical Corp.                                               1,564,782
         96,390  Ista Pharmaceuticals, Inc. (NON)                                                 1,174,994
         82,450  Penwest Pharmaceuticals Co. (NON)                                                  930,861
         20,000  Penwest Pharmaceuticals Co. (Private)
                 (NON)                                                                              225,800
         99,636  Salix Pharmaceuticals, Ltd. (NON)                                                2,144,167
         56,300  United Therapeutics Corp. (NON)                                                  1,966,559
         28,000  Vicuron Pharmaceuticals, Inc. (NON)                                                411,040
                                                                                              -------------
                                                                                                  9,985,778

Real Estate (1.5%)
-----------------------------------------------------------------------------------------------------------
         78,500  Brookfield Homes Corp.                                                           2,068,475
         28,616  Global Signal, Inc. (R                                                             655,306
         42,900  LaSalle Hotel Properties (R                                                      1,184,040
                                                                                              -------------
                                                                                                  3,907,821

Restaurants (0.9%)
-----------------------------------------------------------------------------------------------------------
         44,000  RARE Hospitality International, Inc.
                 (NON)                                                                            1,172,600
         25,000  Red Robin Gourmet Burgers, Inc. (NON)                                            1,091,750
                                                                                              -------------
                                                                                                  2,264,350

Retail (6.6%)
-----------------------------------------------------------------------------------------------------------
         17,100  Aaron Rents, Inc.                                                                  372,096
         38,400  Abercrombie & Fitch Co. Class A                                                  1,209,600
         39,100  Barnes & Noble, Inc. (NON)                                                       1,446,700
         51,000  BJ's Wholesale Club, Inc. (NON)                                                  1,394,340
         40,600  Borders Group, Inc.                                                              1,006,880
         58,400  Claire's Stores, Inc.                                                            1,462,336
         66,215  Coldwater Creek, Inc. (NON)                                                      1,381,907
         21,300  Finish Line Class A                                                                658,596
         14,000  Guitar Center, Inc. (NON)                                                          606,200
         35,500  Hot Topic, Inc. (NON)                                                              604,920
         11,450  Kenneth Cole Productions, Inc. Class A                                             322,203
         51,400  Nash Finch Co.                                                                   1,616,530
         59,900  Pantry, Inc. (The) (NON)                                                         1,507,683
         33,550  PETCO Animal Supplies, Inc. (NON)                                                1,095,743
         72,400  Rent-Way, Inc. (NON)                                                               495,940
         51,150  West Marine, Inc. (NON)                                                          1,093,587
         23,400  Zale Corp. (NON)                                                                   657,540
                                                                                              -------------
                                                                                                 16,932,801

Schools (0.2%)
-----------------------------------------------------------------------------------------------------------
         20,080  Universal Technical Institute, Inc.
                 (NON)                                                                              606,014

Semiconductor (2.2%)
-----------------------------------------------------------------------------------------------------------
         44,950  Cognex Corp.                                                                     1,177,690
         59,800  Lam Research Corp. (NON)                                                         1,308,424
        130,100  LTX Corp. (NON)                                                                    703,841
         69,900  Photronics, Inc. (NON)                                                           1,161,738
         47,600  PowerDsine, Ltd. (Israel) (NON)                                                    589,764
         23,600  Rofin-Sinar Technologies, Inc. (NON)                                               693,368
                                                                                              -------------
                                                                                                  5,634,825

Shipping (0.9%)
-----------------------------------------------------------------------------------------------------------
         44,175  Heartland Express, Inc.                                                            815,029
         29,650  J. B. Hunt Transport Services, Inc.                                              1,101,201
         21,800  Knight Transportation, Inc. (NON)                                                  466,956
                                                                                              -------------
                                                                                                  2,383,186

Software (5.5%)
-----------------------------------------------------------------------------------------------------------
         63,900  Agile Software Corp. (NON)                                                         506,727
         10,200  Ansys, Inc. (NON)                                                                  507,246
         34,500  Autodesk, Inc.                                                                   1,677,735
         31,300  Avid Technology, Inc. (NON)                                                      1,467,031
         35,040  Blackboard, Inc. (NON)                                                             601,286
         60,400  Dendrite International, Inc. (NON)                                                 973,648
         88,700  Embarcadero Technologies, Inc. (NON)                                               750,402
         47,100  Epicor Software Corp. (NON)                                                        566,613
         61,500  Interwoven, Inc. (NON)                                                             445,260
         28,500  Kronos, Inc. (NON)                                                               1,262,265
        146,950  Matrixone, Inc. (NON)                                                              743,567
        111,450  Netegrity, Inc. (NON)                                                              836,990
         78,050  RSA Security, Inc. (NON)                                                         1,506,365
        140,350  S1 Corp. (NON)                                                                   1,119,993
         55,200  WebEx Communications, Inc. (NON)                                                 1,204,464
                                                                                              -------------
                                                                                                 14,169,592

Staffing (0.7%)
-----------------------------------------------------------------------------------------------------------
         59,850  Hudson Highland Group, Inc. (NON)                                                1,747,022

Technology Services (3.2%)
-----------------------------------------------------------------------------------------------------------
         55,000  Acxiom Corp.                                                                     1,305,700
        108,500  DiamondCluster International, Inc. Class
                 A (NON)                                                                          1,323,700
         28,050  Digital River, Inc. (NON)                                                          835,329
         57,600  MTS Systems Corp.                                                                1,224,000
         62,800  QAD, Inc.                                                                          437,716
        188,300  Sapient Corp. (NON)                                                              1,436,720
         16,860  SI International, Inc. (NON)                                                       425,715
         62,500  United Online, Inc. (NON)                                                          601,250
         73,750  Wireless Facilities, Inc. (NON)                                                    514,038
                                                                                              -------------
                                                                                                  8,104,168

Telecommunications (2.4%)
-----------------------------------------------------------------------------------------------------------
         69,350  American Tower Corp. Class A (NON)                                               1,064,523
         80,100  Carrier Access Corp. (NON)                                                         556,695
         32,400  Commonwealth Telephone Enterprises, Inc.
                 (NON)                                                                            1,411,020
         12,100  Jamdat Mobile, Inc. (NON)                                                          279,147
         32,700  NII Holdings, Inc. (NON)                                                         1,347,567
         42,800  Novatel Wireless, Inc. (NON)                                                     1,005,800
        155,500  WJ Communications, Inc. (NON)                                                      379,420
                                                                                              -------------
                                                                                                  6,044,172

Textiles (1.9%)
-----------------------------------------------------------------------------------------------------------
         36,400  Armor Holdings, Inc. (NON)                                                       1,514,604
         76,900  K-Swiss, Inc. Class A                                                            1,480,325
         54,800  WESCO International, Inc. (NON)                                                  1,328,900
         23,600  Wolverine World Wide, Inc.                                                         594,720
                                                                                              -------------
                                                                                                  4,918,549

Transportation (0.6%)
-----------------------------------------------------------------------------------------------------------
         26,850  UTI Worldwide, Inc.                                                              1,579,049

Waste Management (0.7%)
-----------------------------------------------------------------------------------------------------------
         63,800  Casella Waste Systems, Inc. Class A
                 (NON)                                                                              755,392
         35,325  Waste Connections, Inc. (NON)                                                    1,119,096
                                                                                              -------------
                                                                                                  1,874,488
                                                                                              -------------
                 Total Common stocks  (cost $219,932,794)                                      $247,401,779

Short-term investments (2.2%) (a) (cost $5,693,475)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $5,693,475  Putnam Prime Money Market Fund (e)                                              $5,693,475
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $225,626,269) (b)                                     $253,095,254
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $256,232,478.

  (b) The aggregate identified cost on a tax basis is $225,907,498, resulting in gross unrealized appreciation and depreciation of $40,795,908 and $13,608,152, respectively, or net unrealized appreciation of $27,187,756.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2004 was $475,000 or 0.2% of net assets.

  (R) Real Estate Investment Trust.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $26,516 for the period ended September 30, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: November 29, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: November 29, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: November 29, 2004